Other Disclosures - Remuneration To Executive Management (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation
Share-based compensation expenses	kr 3.0	kr 2.0	kr 2.0
Total	174.0	127.0	111.0
Executive Management
Share-Based Compensation
Base Salary	36.6	27.1	22.3
Defined Contribution Plans	2.7	1.7	1.5
Other Benefits	0.4	0.3	3.7
Annual Cash Bonus	25.7	19.7	16.6
Share-based compensation expenses	94.0	65.6	53.7
Total	159.4	114.4	97.8
Jan van de Winkel
Share-Based Compensation
Base Salary	9.2	8.6	7.9
Defined Contribution Plans	1.3	1.3	1.1
Other Benefits	0.3	0.3	0.6
Annual Cash Bonus	9.2	8.6	7.9
Share-based compensation expenses	24.3	22.9	20.6
Total	44.3	41.7	38.1
Anthony Pagano
Share-Based Compensation
Base Salary	4.4	4.3	3.2
Defined Contribution Plans	0.1	0.1	0.1
Annual Cash Bonus	2.6	2.6	1.9
Share-based compensation expenses	12.5	9.5	7.2
Total	19.6	16.5	12.4
Anthony Mancini
Share-Based Compensation
Base Salary	4.9	4.7	3.9
Defined Contribution Plans	0.1	0.1	0.1
Other Benefits			3.1
Annual Cash Bonus	2.9	2.8	2.3
Share-based compensation expenses	13.9	11.4	7.2
Total	21.8	19.0	16.6
Judith Klimovsky
Share-Based Compensation
Base Salary	5.0	4.9	4.0
Defined Contribution Plans	0.1	0.1	0.1
Annual Cash Bonus	3.0	2.9	2.5
Share-based compensation expenses	13.6	14.1	13.2
Total	21.7	22.0	19.8
Tahamtan Ahmadi
Share-Based Compensation
Base Salary	4.7	4.6	3.3
Defined Contribution Plans	0.1	0.1	0.1
Annual Cash Bonus	2.9	2.8	2.0
Share-based compensation expenses	12.1	7.7	5.5
Total	19.8	kr 15.2	kr 10.9
Birgitte Stephensen
Share-Based Compensation
Base Salary	2.6
Defined Contribution Plans	0.3
Annual Cash Bonus	1.5
Share-based compensation expenses	5.7
Total	10.1
Christopher Cozic
Share-Based Compensation
Base Salary	3.3
Defined Contribution Plans	0.1
Annual Cash Bonus	2.0
Share-based compensation expenses	7.8
Total	13.2
Martine van Vugt
Share-Based Compensation
Base Salary	2.5
Defined Contribution Plans	0.6
Other Benefits	0.1
Annual Cash Bonus	1.6
Share-based compensation expenses	4.1
Total	kr 8.9